Parent Only Financial Statements - Condensed Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of warrant liabilities	$ (724)	$ 57	$ 2,679	$ 8,322
Other income	477	569	1,747	958
Total comprehensive loss	$ (14,178)	$ (29,412)	(152,701)	$ (194,134)
The Beachbody Company, Inc. [Member]
Change in fair value of warrant liabilities			2,679
Other income			127
Equity in net loss of subsidiaries			(155,507)
Total comprehensive loss			$ (152,701)